Jan-19-07 01:43pm From-NEW YORK STOCK EXCHANGE +212 656 5893 [redacted] T-041 P.004/004 F-199

cik 1379041

07030019

NYSE Group

Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

RECD S.E.C.
[illegible]
1086

CERT NYS

1-33245

PROCESSED
JAN 23 2007
THOMSON FINANCIAL

PROCESSED
JAN 23 2007
THOMSON FINANCIAL

January 19, 2007

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Employers Holdings, Inc. (Name that EIG Mutual Holding Company, a Nevada mutual insurance holding company, will adopt upon consummation of its conversion to a stock corporation. This conversion and name change will occur immediately prior to the closing of the offering of common stock described in the registration statement), Common Stock, par value $0.01 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on January 19, 2007. Tentative listing date – Not yet determined.

Sincerely,